Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Shares Attributable to Company

The following table sets forth the computation of basic and diluted earnings per share attributable to the Company:

	Nine Months Ended September 30,
	2013	2012
Numerator
Net income attributable to Global Brass and Copper Holdings, Inc.	$4,205	$5,020
Denominator
Weighted-average common shares outstanding	21,110,000	21,110,000
Effect of potentially dilutive securities:
Stock options and nonvested share awards	24,169	—

Weighted-average common shares outstanding, assuming dilution	21,134,169	21,110,000

Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.20	$0.24
Diluted	$0.20	$0.24